Discontinued Operations	12 Months Ended
Dec. 31, 2010
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS
4. DISCONTINUED OPERATIONS
The results of operations for properties sold during the year or designated as held-for-sale at the end of the year are classified as discontinued operations for all periods presented. Properties classified as real estate held for disposition generally represent properties that are actively marketed or contracted for sale with the closing expected to occur within the next twelve months. The application of Topic 205-20 does not have an impact on net income available to common stockholders. The application of Topic 205-20 results in the retrospective reclassification of the operating results of all properties sold or classified as held for disposition through June 30, 2011, within the Consolidated Statements of Operations for the years ended December 31, 2010, 2009, and 2008, and the retrospective reclassification of the assets and liabilities within the Consolidated Balance Sheets as of December 31, 2010 and 2009, if applicable. During the six months ended June 30, 2011, UDR sold seven communities representing 1,707 apartment homes. The results of operations of these communities have been retrospectively included in Discontinued Operations in the Consolidated Statements of Operations. In addition, the assets and liabilities related to these communities have been retrospectively classified as held for sale in the Consolidated Balance Sheets.
During the year ended December 31, 2010, UDR sold one 149 apartment home community. UDR recognized gains for financial reporting purposes of $4.0 million on this sale, which is also included in discontinued operations. For the year ended December 31, 2009, the Company did not dispose of any communities. For the year ended December 31, 2008, UDR sold 86 communities, one commercial property, one parcel of land, and 53 condominiums from two communities with a total of 640 condominiums. UDR recognized after-tax gains for financial reporting purposes of $786.4 million on these sales. In conjunction with the sale of the 86 communities during 2008, UDR received a $200.0 million note. The Company received full payment of the note during the year ended December 31, 2009.
The following is a summary of income from discontinued operations for the three years ended December 31, 2010 (dollars in thousands):

	December 31,
	2010	2009	2008

Rental income	$28,573	$27,557	$66,960
Non-property income	1,853	—	183

	30,426	27,557	67,143

Rental expenses	9,029	8,843	24,509
Property management fee	786	758	1,841
Real estate depreciation	13,489	13,342	12,306
Interest	3,078	5,243	7,862
Other expenses	—	1	6

	26,382	28,187	46,524
Income/(loss) before net gain on the sale of depreciable property	4,044	(630)	20,619
Net gain on the sale of depreciable property, excluding TRS	4,048	2,343	787,059
TRS gain/(loss) on sale of real estate, net of tax	35	81	(878)

Income from discontinued operations	$8,127	$1,794	$806,800

In the fourth quarter of 2008, the Company made the strategic decision to exit our activity related to the conversion and sale of condominium units. As a result of our decision, the Company incurred a charge to earnings of $1.7 million. The unsold units were reverted to operating apartment homes. In addition, as the Company reverted the former condominium properties to operating communities and removed operating results from discontinued operations to continuing operations. Previously unrecorded depreciation of $3.7 million was recorded during the year ended December 31, 2008.